September 12, 2002


VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


         Re:  The Prudential Discovery Select Group Variable Contract Account
              CIK:      0001034925
              File No.:  333-23271

Ladies and Gentlemen:

The Supplement dated, filed and accepted on September 6, 2002 (Accession No.:
0000950110-02-000579) was filed with typographical errors. A corrected Supplement was filed and accepted on September 9, 2002 (Accession No.:
0000950110-02-000585).

                                             Sincerely,


                                             C. Christopher Sprague
                                             Vice President, Corporate Counsel